Summary of personnel expenses	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of personnel expenses	3.1. Summary of personnel expenses

EURm	2024	2023	2022
Salaries and wages(1)	6 163	5 859	6 318
Pensions and other post- employment benefits
Defined contribution plans	242	249	239
Defined benefit plans(2)	157	155	192
Share-based payments	239	201	148
Social security costs	762	830	835
Total	7 563	7 294	7 732
(1)Includes termination benefits.
(2)Excludes amounts recorded in financial income and expenses, refer to Note 3.4.
Pensions and other post-employment benefits.
Average number of employees

Number of employees	2024	2023	2022
Continued Operations	78 434	84 795	85 101
Discontinued Operations	1 927	1 894	1 795
Total	80 361	86 689	86 896